UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 01561 )

Exact name of registrant as specified in charter: Putnam Vista Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: July 31, 2007

Date of reporting period: April 30, 2007

Item 1. Schedule of Investments:

Putnam Vista Fund

The fund's portfolio
4/30/07 (Unaudited)

COMMON STOCKS (99.4%)(a)
	Shares	Value

Aerospace and Defense (1.6%)
L-3 Communications Holdings, Inc.	404,028	$36,334,238

Airlines (2.0%)
AMR Corp. (NON)	130,900	3,415,181
Continental Airlines, Inc. Class B (NON)	1,118,100	40,877,736
		44,292,917

Automotive (1.2%)
Harley-Davidson, Inc.	424,502	26,879,467

Banking (2.7%)
FirstFed Financial Corp. (NON) (S)	99,000	6,086,520
Synovus Financial Corp.	275,200	8,685,312
Unibanco-Uniao de Bancos Brasileiros SA ADR (Brazil)
(S)	488,600	47,423,516
		62,195,348

Basic Materials (1.5%)
Ceradyne, Inc. (NON) (S)	368,200	21,668,570
Chaparral Steel Co. (S)	165,000	11,632,500
		33,301,070

Biotechnology (2.3%)
Applera Corp.- Applied Biosystems Group	992,100	30,993,204
Genzyme Corp. (NON)	308,400	20,141,604
		51,134,808

Building Materials (0.9%)
Building Materials Holding Corp.	77,506	1,125,387
Sherwin-Williams Co. (The)	294,100	18,754,757
		19,880,144

Cable Television (0.3%)
Echostar Communications Corp. Class A (NON)	149,000	6,932,970

Chemicals (1.1%)
Albemarle Corp.	453,900	19,268,055
Lubrizol Corp. (The)	95,700	5,736,258
		25,004,313

Commercial and Consumer Services (3.7%)
Dun & Bradstreet Corp. (The)	160,600	14,502,180
Equifax, Inc.	437,800	17,424,440
Paychex, Inc. (S)	1,225,900	45,480,890
Sotheby's Holdings, Inc. Class A	110,000	5,678,200
		83,085,710

Communications Equipment (1.6%)
F5 Networks, Inc. (NON)	219,600	16,860,888
Harris Corp.	226,900	11,651,315
Juniper Networks, Inc. (NON)	303,900	6,795,204
		35,307,407

Computers (8.1%)
Brocade Communications Systems, Inc. (NON)	4,360,100	42,598,177
Emulex Corp. (NON) (S)	2,050,963	43,029,204
Lexmark International, Inc. Class A (NON)	338,400	18,442,800
Network Appliance, Inc. (NON)	1,320,300	49,128,363
Polycom, Inc. (NON)	507,300	16,893,090
Red Hat, Inc. (NON) (S)	623,300	13,176,562
		183,268,196

Consumer Goods (1.6%)
American Greetings Corp. Class A	545,347	13,879,081
Clorox Co.	35,700	2,394,756
Jarden Corp. (NON)	251,976	10,618,269
Newell Rubbermaid, Inc.	325,200	9,973,884
		36,865,990

Consumer Services (0.5%)
Labor Ready, Inc. (NON)	528,915	11,477,456

Electronics (0.1%)
Gentex Corp.	72,300	1,286,940

Energy (5.8%)
Cameron International Corp. (NON)	700,300	45,218,371

ENSCO International, Inc. (S)	538,600	30,366,268
Hydril Co. (NON)	87,100	8,433,022
National-Oilwell Varco, Inc. (NON)	552,200	46,854,170
		130,871,831

Energy (Other) (1.8%)
Covanta Holding Corp. (NON)	1,685,400	41,359,716

Engineering & Construction (1.2%)
Jacobs Engineering Group, Inc. (NON)	148,400	7,483,812
Quanta Services, Inc. (NON) (S)	724,755	19,923,515
		27,407,327

Financial (2.3%)
Assurant, Inc. (S)	188,816	10,862,584
CapitalSource, Inc. (S)	406,200	10,467,774
Moody's Corp. (S)	472,636	31,250,692
		52,581,050

Gaming & Lottery (0.7%)
International Game Technology	443,846	16,928,286

Health Care Services (7.5%)
Coventry Health Care, Inc. (NON)	872,000	50,427,760
Humana, Inc. (NON)	577,180	36,500,863
Laboratory Corp. of America Holdings (NON) (S)	258,300	20,390,202
McKesson Corp.	289,300	17,019,519
WellCare Health Plans, Inc. (NON) (S)	565,348	45,561,395
		169,899,739

Homebuilding (2.0%)
NVR, Inc. (NON) (S)	55,792	45,972,608

Household Furniture and Appliances (0.8%)
Tempur-Pedic International, Inc.	723,914	18,800,047

Insurance (2.1%)
Axis Capital Holdings, Ltd. (Bermuda)	475,700	17,648,470
W.R. Berkley Corp.	935,625	30,398,456
		48,046,926

Investment Banking/Brokerage (2.2%)
Bear Stearns Cos., Inc. (The) (S)	260,295	40,527,932
Nuveen Investments, Inc. Class A	174,104	9,279,743
		49,807,675

Leisure (0.3%)
Thor Industries, Inc. (S)	179,500	7,149,485

Lodging/Tourism (1.6%)
Choice Hotels International, Inc.	978,697	36,838,155

Machinery (3.4%)
Gardner Denver, Inc. (NON)	103,427	3,909,541
Manitowoc Co., Inc. (The)	654,208	44,636,612
Terex Corp. (NON)	206,280	16,058,898
Wabtec Corp.	338,700	12,582,705
		77,187,756

Manufacturing (3.9%)
Dover Corp.	922,209	44,376,697
Graco, Inc. (S)	704,302	27,819,929
IDEX Corp. (S)	92,710	4,864,494
Teleflex, Inc.	146,200	10,501,546
		87,562,666

Media (0.8%)
Meredith Corp.	308,400	17,862,528

Medical Technology (4.7%)
Becton, Dickinson and Co.	155,900	12,267,771
C.R. Bard, Inc. (S)	42,100	3,499,773
DENTSPLY International, Inc.	240,900	8,048,469
Edwards Lifesciences Corp. (NON) (S)	356,600	17,473,400
Kinetic Concepts, Inc. (NON) (S)	398,476	19,923,800
Mentor Corp. (S)	856,200	33,314,742
Waters Corp. (NON)	209,100	12,426,813
		106,954,768

Metals (1.7%)
Freeport-McMoRan Copper & Gold, Inc. Class B	556,900	37,401,404

Office Equipment & Supplies (0.7%)
Steelcase, Inc.	800,447	15,624,725

Pharmaceuticals (1.9%)
Endo Pharmaceuticals Holdings, Inc. (NON)	281,599	8,712,673
Sepracor, Inc. (NON) (S)	639,900	34,349,832
		43,062,505

Power Producers (0.2%)
AES Corp. (The) (NON)	211,419	4,649,104

Publishing (1.0%)
Marvel Entertainment, Inc. (NON) (S)	756,738	22,346,473

Real Estate (0.1%)
Taubman Centers, Inc. (R)	40,300	2,258,815

Restaurants (0.1%)
CBRL Group, Inc.	40,500	1,805,490

Retail (9.3%)
Aeropostale, Inc. (NON)	508,700	20,933,005
American Eagle Outfitters, Inc.	1,504,372	44,333,843
AnnTaylor Stores Corp. (NON) (S)	785,664	30,232,351
Big Lots, Inc. (NON) (S)	1,388,057	44,695,435
Circuit City Stores-Circuit City Group	622,600	10,864,370
Dollar Tree Stores, Inc. (NON) (S)	716,000	28,153,120
Dress Barn, Inc. (NON) (S)	301,400	6,000,874
Staples, Inc.	1,051,374	26,074,075
		211,287,073

Schools (0.5%)
Apollo Group, Inc. Class A (NON)	237,500	11,233,750

Semiconductor (2.1%)
Teradyne, Inc. (NON) (S)	2,746,500	47,926,425

Software (3.6%)
BMC Software, Inc. (NON) (SEG)	1,531,245	49,566,401
Cadence Design Systems, Inc. (NON)	797,600	17,706,720
McAfee, Inc. (NON)	109,730	3,565,128
Websense, Inc. (NON)	443,518	10,959,330
		81,797,579

Staffing (0.1%)
Korn/Ferry International (NON)	51,956	1,224,603

Technology Services (0.3%)
Fair Isaac Corp.	166,274	5,937,645

Telecommunications (0.5%)
InterDigital Communications Corp. (NON) (S)	322,500	10,603,800

Textiles (1.0%)
Gymboree Corp. (The) (NON)	249,500	9,525,910
Phillips-Van Heusen Corp. (S)	231,207	12,924,471
		22,450,381

Tobacco (4.0%)
Loews Corp. - Carolina Group	584,300	44,716,479
UST, Inc. (S)	824,600	46,738,328
		91,454,807

Toys (1.8%)
Hasbro, Inc.	183,000	5,784,630
Mattel, Inc. (S)	1,272,451	36,010,362
		41,794,992

Waste Management (0.2%)
Stericycle, Inc. (NON)	43,900	3,825,446

Total common stocks (cost $2,078,989,909)		$2,249,162,554

SHORT-TERM INVESTMENTS (12.1%)(a)
	Principal
	amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 5.23% to 5.46% and
due dates ranging from May 1, 2007 to June 22, 2007 (d)	$271,218,346	$270,787,750
Putnam Prime Money Market Fund (e)	3,665,810	3,665,810

Total short-term investments (cost $274,453,560)		$274,453,560

TOTAL INVESTMENTS

Total investments (cost $2,353,443,469)(b)		$2,523,616,114

FUTURES CONTRACTS OUTSTANDING at 4/30/07 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	(depreciation)

NASDAQ 100 Index E-Mini (Long)	36	$1,353,060	Jun-07	$(16,242)
Russell 2000 Index Mini (Long)	38	3,111,820	Jun-07	(73,689)
S&P Mid Cap 400 Index E-Mini (Long)	25	2,195,500	Jun-07	(42,050)

Total				$(131,981)

NOTES

(a) Percentages indicated are based on net assets of $2,261,961,491.

(b) The aggregate identified cost on a tax basis is $2,354,199,899, resulting in gross unrealized appreciation and depreciation of $226,269,134 and $56,852,919, respectively, or net unrealized appreciation of $169,416,215.

(NON) Non-income-producing security.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at April 30, 2007.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned.The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At April 30, 2007, the value of securities loaned amounted to $372,867,026. Certain of these securities were sold prior to period end. The fund received cash collateral of $270,787,750 which is pooled with collateral of other Putnam funds into 35 issues of high-grade, short-term investments. The fund also received high quailty, highly rated securities of $111,149,000 in non-cash collateral.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $351,129 for the period ended April 30, 2007. During the period ended April 30, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $332,119,433 and $328,453,623, respectively.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at April 30, 2007.

At April 30, 2007, liquid assets totaling $131,981 have been designated as collateral for open futures contracts.

ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Vista Fund By (Signature and Title): /s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: June 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: June 29, 2007

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: June 29, 2007